NON-CONTROLLING INTEREST	12 Months Ended
Feb. 28, 2017
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

3. NON-CONTROLLING INTEREST

DragonWave HFCL India Private Limited

        Non-controlling interest consists of the minority owned portion of the Company's 50.1% owned subsidiary, DragonWave HFCL India Private Limited. During the year ended February 28, 2017, DragonWave HFCL India Private Limited paid a dividend excluding withholding taxes totaling $1,839 to its shareholders. The Company received $921 and the minority-owned portion received $918.